Employee Benefit Expenses - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Employee	Dec. 31, 2024 USD ($) Employee
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Number of Employees | Employee	1,235	1,283
HMH Holding BV And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost | $	$ 7.2	$ 5.8